Fair value measurements - Loss gain from financial instruments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / $	Dec. 31, 2019 MXN ($) $ / $	Dec. 31, 2018 MXN ($) $ / $	Dec. 31, 2017 MXN ($) $ / $	Apr. 27, 2020 $ / $	Dec. 31, 2019 Q / $	Dec. 31, 2019 ₡ / $	Dec. 31, 2019 USD ($)	Dec. 31, 2018 Q / $	Dec. 31, 2018 ₡ / $	Dec. 31, 2017 Q / $	Dec. 31, 2017 ₡ / $
gain (loss) on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations		$ (67,629)	$ 455,009	$ (52,097)
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income	$ 13,982,000	$ 263,495	$ (283,691)	$ (42,148)
Exchange rate	18.8452	18.8452	19.6829	19.7354	24.6230	7.6988	573.4400	18.8452	7.7440	609.6100	7.3448	572.5600
Foreign currency forward contract
gain (loss) on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations		$ 4,199	$ 52,516	$ (11,290)
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income		(14,241)	14,241	(2,090)
Jet fuel Asian call options
gain (loss) on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations		(61,069)	402,493	(26,980)
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income		11,148	(174,984)	(54,202)
Jet fuel Zero cost collars
gain (loss) on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations		(9,477)
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income		256,515	$ (122,948)
Interest rate swap contracts
gain (loss) on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations				(13,827)
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income				$ 14,144
Loss of the interest rate Cap
gain (loss) on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations		(1,282)
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income		(4,023)
Derivative financial instruments
gain (loss) on financial instruments
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income		$ 14,096